CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Net income (loss)	$ 355	$ 2,153	$ 580
Items that may be reclassified subsequently to profit or loss:
Fair value through other comprehensive income	(329)	(139)	168
Foreign currency translation	(682)	(385)	163
Net investment and cash flow hedges	674	234	(245)
Equity accounted investments	2	(16)	6
Taxes on the above items	(10)	17	(70)
Reclassification to profit or loss	55	52	85
Other comprehensive income that will be reclassified to profit or loss, net of tax	(290)	(237)	107
Items that will not be reclassified subsequently to profit or loss:
Revaluation of pension obligations	127	345	(139)
Fair value through other comprehensive income	(240)	235	100
Taxes on the above items	9	(60)	4
Total other comprehensive income (loss)	(394)	283	72
Comprehensive income (loss)	(39)	2,436	652
Attributable to:
Limited partners	4	322	(55)
Non-controlling interests attributable to:
Redemption-exchange units	2	285	(47)
Special limited partners	0	157	0
BBUC exchangeable shares	(18)	0	0
Preferred securities	27	0	0
Interest of others in operating subsidiaries	(54)	1,672	754
Comprehensive income (loss)	$ (39)	$ 2,436	$ 652